Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended						1 Months Ended
	Jun. 30, 2011 Installment	Jun. 30, 2012 Y D Installment	Jun. 30, 2011 Installment	Jun. 30, 2010	Jun. 30, 2012 Co-location services [Member]	Jun. 30, 2011 Co-location services [Member]	Jun. 30, 2010 Co-location services [Member]	Sep. 30, 2011 Capital Lease [Member]	Jun. 30, 2011 Capital Lease [Member]
Commitments [Line Items]
Number of quarterly installments on repayment of borrowings	8		8
Quarterly installment of principal and interest to be repaid	$ 43,817		$ 2,900,000
Option exercised and purchase software		28,000	157,000	181,000				28,000
Lease obligation and capitalization amount									305,000
Interest rate on capital lease	3.06%
Accumulated amortization of assets									212,000
Operating lease expiration date		2017
Operating lease rent expense		1,100,000	779,000	754,000
Rental expense					633,000	438,000	697,000
Employee contribution from salary		60.00%
Defined contribution plan expenses		$ 280,000	$ 267,000	$ 239,000
Warranty period, minimum		90
Warranty period, maximum		1